Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2016
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016